INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX EXPENSES [Abstract]
Schedule of (Loss) Income Before Income Taxes
	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	52,418	9,245	(45,497)	(7,024)
PRC	(195,283)	78,872	122,045	18,841
	(142,865)	88,117	76,548	11,817

Schedule of Income Taxes
	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Current income tax	—	—	—	—
Deferred income tax benefit	—	—	15,000	2,316
	—	—	15,000	2,316

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Income tax computed at PRC statutory tax rate (25%)	(35,716)	22,029	19,137	2,954
Effect of different tax rates in different jurisdictions	(13,105)	(2,311)	11,374	1,756
Non-deductible expenses	757	1,251	1,648	254
Research and development super deduction	—	(13,562)	—	—
Effect of expired tax losses	452	—	—	—
Other adjustments	(238)	82	(184)	(28)
Changes in valuation allowance	47,850	(7,489)	(46,975)	(7,252)
	—	—	(15,000)	(2,316)

Schedule of Components of Deferred Taxes
	As of December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses and other current liabilities	39,318	31,582	4,875
Inventories	10,099	11,456	1,768
Provisions	1,506	1,423	220
Net operating losses	—	15,000	2,316
Total deferred tax assets, current portion	50,923	59,461	9,179
Valuation allowance	(50,923)	(44,461)	(6,863)
Deferred tax assets, current portion, net	—	15,000	2,316
Deferred tax assets, non-current portion:
Fixed assets	1,291	1,440	222
Net operating losses	214,211	173,548	26,791
Total deferred tax assets, non-current portion	215,502	174,988	27,013
Valuation allowance	(215,502)	(174,988)	(27,013)
Deferred tax assets, non-current portion, net	—	—	—

Schedule of Reconciliation of Unrecognized Tax Benefits
	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance at January 1	282	244	244	38
Additions based on tax positions related to the prior years	—	—	—	—
Reductions for tax positions of prior years	(38)	—	—	—
Balance at December 31	244	244	244	38